UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sandell Asset Management Corp.
Address:          40 West 57th Street, 26th Floor
                  New York, NY 10019

Form 13F File Number: 28-06499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Gashler
Title:            General Counsel
Phone:            212-603-5700

Signature, Place, and Date of Signing:

     /s/ Richard Gashler         New York, New York        February 11, 2011
     -------------------         ------------------        -----------------
          [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $120,084 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

   None.


                                                                             FORM 13F
                                                                                                                (SEC USE ONLY)
QTR ENDED: 12/31/10                                     Name of Reporting Manager:  Sandell Asset Management

 Item 1:                      Item 2 :            Item 3:    Item 4:    Item 5:      Item 6:    Item 7:            Item 8:
 Name of Issuer               Title of Class      CUSIP     Fair Market Shares or   Investment Managers   Voting Authority (Shares)
                                                  Number      Value     Principal   Discretion   See   (a) Sole (b) Shared  (c) None
                                                            (X$1000)    Amount                 Instr. V

ART TECHNOLOGY GROUP INC       COM                04289L107   1,367       228,600 SH   SOLE               228,600   -        -
BALDOR ELEC CO                 COM                057741100   5,989        95,000 SH   SOLE                95,000   -        -
COMMSCOPE INC                  COM                203372107  26,009       833,080 SH   SOLE               833,080   -        -
LYONDELLBASELL INDUSTRIES N    SHS - A -          N53745100   1,451       300,000 SH   SOLE               300,000   -        -
PROMOTORA DE INFORMACIONES S   ADR CL A SHS       74343G204     538        67,050 SH   SOLE                67,050   -        -
PROMOTORA DE INFORMACIONES S B ADR CL B CONV      74343G303   1,279       134,100 SH   SOLE               134,100   -        -
SMURFIT-STONE CONTAINER CORP   COM                83272A104   8,064       315,000 SH   SOLE               315,000   -        -
SYNIVERSE HLDGS INC            COM                87163F106   9,048       293,300 SH   SOLE               293,300   -        -
T-3 ENERGY SRVCS INC           COM                87306E107  16,568       415,980 SH   SOLE               415,980   -        -
TPC GROUP INC                  COM                89236Y104  49,771     1,641,515 SH   SOLE             1,641,515   -        -

                                            Value Total    $120,084

                                            Entry Total:         10
